REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 314,000	$ 1,360,000	$ 3,264,000		$ 7,907,000
Non-cash lease expense	1,111,000	1,140,000	4,515,000		4,139,000
Operating lease liabilities	(1,067,000)	(1,086,000)	(4,415,000)		(4,174,000)
Accounts payable	(2,848,000)	3,208,000	(1,552,000)		(1,432,000)
Proceeds from sale of lost-in-hole equipment	4,904,000	5,819,000	19,684,000		21,116,000
Purchase of property, plant and equipment	$ 6,228,000	7,067,000	$ 43,750,000		24,688,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities		2,516,000			9,451,000
Non-cash lease expense		(220,000)		$ 3,800,000	(3,768,000)
Operating lease liabilities		274,000			3,733,000
Inventories of negative		1,400,000			1,000,000
Accounts payable		5,765,000			(981,000)
Proceeds from sale of lost-in-hole equipment		5,315,000			20,319,000
Purchase of property, plant and equipment		$ 10,815,000			23,753,000
Account Payable					$ 1,000